Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Details
Operating lease expense	$ 1,886,300	$ 5,597,703
Operating cash flows from operating leases	$ 1,859,919	5,505,031
Weighted-average remaining lease term –operating leases (in years)	7.02
Weighted-average discount rate –operating leases	4.55%
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 1,871,404	1,871,404
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,144,891	7,144,891
Lessee, Operating Lease, Liability, to be Paid, Year Three	6,268,419	6,268,419
Lessee, Operating Lease, Liability, to be Paid, Year Four	5,485,448	5,485,448
Lessee, Operating Lease, Liability, to be Paid, Year Five	5,128,419	5,128,419
Lessee, Operating Lease, Liability, to be Paid, after Year Five	15,402,634	15,402,634
Lessee, Operating Lease, Liability, to be Paid	41,301,215	41,301,215
Less: Interest	(5,783,693)	(5,783,693)
Present Value of Lease Liability	$ 35,517,522	$ 35,517,522